Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Feb. 26, 2021	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)		7,936,156
Offering cost		$ 5,706,349
Common stock subject to possible redemption (in Shares)			14,316,146
Federal depository insurance coverage	$ 250,000	250,000
Deferred tax asset	329,000	167,000
Valuation allowance	$ 329,000	167,000
Jasper Therapeutics, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs capitalized		3,700,000
Equipment		400,000
Leasehold improvements		300,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs capitalized		5,944,772
Other expenses		$ 238,423
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	8,129,010	9,249,156		9,308,227
Common stock subject to possible redemption (in Shares)	9,000,000	9,000,000